Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

October 9, 2013

VIA EDGAR TRANSMISSION

Ms. Karen Rossotto
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Managed Portfolio Series (the “Trust”)
File Nos.: 33-172080 and 811-22525

Dear Ms. Rossotto:

On September 27, 2013, the Trust, on behalf of its Series, the Tortoise Select Opportunity Fund, filed Post-Effective Amendment No. 90 (Accession Number:  0000894189-13-005496).  During our routine review of the filing, it was noticed that the Trust had inadvertently omitted the SEC Response Letter from its filing submission.  The SEC Response Letter is filed herewith as a correspondence, with our apologies for the omission.

If you have any additional questions or require further information, please contact me at (414) 765-6121.

Sincerely,

MANAGED PORTFOLIO SERIES

/s/ Angela L. Pingel
Angela L. Pingel, Esq.
Secretary

cc:   Scot Draeger, Esq., Bernstein, Shur, Sawyer & Nelson, P.A.